UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)

BRAMSHILL INCOME
PERFORMANCE FUND

INSTITUTIONAL CLASS (BRMSX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 2023

Bramshill Income Performance Fund

Expense Example (Unaudited)

September 30, 2023

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

Institutional Class
Actual Fund Return	$1,000.00	$1,022.70	$5.26
Hypothetical 5% Return	1,000.00	1,019.80	5.25

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/366. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Bramshill Income Performance Fund

Allocation of Portfolio Holdings (Unaudited)

(Calculated as a percentage of Total Investments)

September 30, 2023

OPEN-END FUND — 0.5%
COLLATERAL FOR SECURITIES ON LOAN — 0.3%
OPTIONS — 2.3%
CLOSED-END FUNDS — 10.4%
PREFERRED STOCKS — 33.2%
SHORT-TERM INVESTMENTS — 12.7%
CORPORATE BONDS — 17.2%
EXCHANGE TRADED FUNDS — 23.4%

Bramshill Income Performance Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds — 17.1%
Commercial Services — 1.1%
Neptune Bidco US, Inc. (a)	9.290%	4/15/2029	$8,592,000	$7,798,532
Total Commercial Services				7,798,532
Cruise Lines — 2.5%
NCL Corp. Ltd. (a)	8.375%	2/1/2028	17,132,000	17,389,966
Total Cruise Lines				17,389,966
Energy — 3.7%
BP Capital Markets PLC (b)(c)	4.875%	3/22/2030	28,316,000	25,396,952
Total Energy				25,396,952
Financials — 2.0%
Goldman Sachs Group, Inc. (b)	3.210%	4/22/2042	733,000	497,969
JPMorgan Chase & Co. (b)	3.220%	3/1/2025	9,705,000	9,579,212
Morgan Stanley (b)	2.484%	9/16/2036	2,983,000	2,169,321
Nasdaq, Inc.	3.250%	4/28/2050	2,867,000	1,791,135
Total Financials				14,037,637
Insurance — 0.3%
Arch Capital Group Ltd.	3.635%	6/30/2050	707,000	476,332
Athene Holding Ltd.	3.950%	5/25/2051	2,869,000	1,883,940
Total Insurance				2,360,272
Manufacturing — 0.8%
3M Co.	3.125%	9/19/2046	2,868,000	1,825,108
LYB International Finance III LLC	3.625%	4/1/2051	2,868,000	1,827,862
Micron Technology, Inc.	3.477%	11/1/2051	3,566,000	2,180,917
Total Manufacturing				5,833,887
Media — 1.1%
Charter Communications Operating LLC	3.500%	6/1/2041	2,868,000	1,812,764
Paramount Global	4.375%	3/15/2043	2,869,000	1,857,096
Warnermedia Holdings, Inc.	3.428%	3/15/2024	3,977,000	3,926,928
Total Media				7,596,788
Pharmaceuticals — 0.3%
Biogen, Inc.	3.150%	5/1/2050 $	2,868,000	1,751,852
Total Pharmaceuticals				1,751,852
Pipelines — 2.5%
Enbridge, Inc.	2.150%	2/16/2024	3,814,000	3,759,964
Enbridge, Inc. (b)	8.500%	1/15/2084	2,139,000	2,114,298
Energy Transfer LP (CME Term SOFR 3 Month + 3.279%) (d)	8.651%	11/1/2066	9,174,000	7,601,576
Kinder Morgan, Inc.	3.250%	8/1/2050	2,870,000	1,707,407

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds (Continued)
Pipelines (Continued)
Williams Cos., Inc.	3.500%	10/15/2051	$2,869,000	$1,830,511
Total Pipelines				17,013,756
Real Estate Investment Trust — 0.3%
Simon Property Group LP	3.250%	9/13/2049	2,868,000	1,778,057
Total Real Estate Investment Trust				1,778,057
Retail Trade — 0.4%
Macy’s Retail Holdings LLC	4.300%	2/15/2043	4,909,000	2,745,463
Total Retail Trade				2,745,463
Software & Services — 0.6%
Oracle Corp.	3.600%	4/1/2040	2,868,000	2,072,919
Oracle Corp.	3.850%	4/1/2060	2,870,000	1,830,747
Total Software & Services				3,903,666
Telecommunication Service — 0.2%
Verizon Communications, Inc.	2.875%	11/20/2050	2,868,000	1,663,114
Total Telecommunication Service				1,663,114
Utilities — 1.3%
American Electric Power Co., Inc.	3.250%	3/1/2050	707,000	434,904
Duke Energy Corp.	3.300%	6/15/2041	2,874,000	1,970,079
NextEra Energy Capital Holdings, Inc.	4.255%	9/1/2024	4,563,000	4,489,905
Pacific Gas and Electric Co.	3.500%	8/1/2050	2,869,000	1,711,165
Total Utilities				8,606,053
Total Corporate Bonds (Cost — $122,073,561)				117,875,995

Security	Shares	Value
Closed-End Funds — 10.4%
High Yield Bond — 2.1%
Allspring Income Opportunities	378,078	2,306,276
BlackRock Corporate High Yield Fund, Inc.	408,972	3,529,428
BlackRock Limited Duration Income Trust	118,798	1,530,118
First Trust High Income Long/Short Fund	130,593	1,399,957
Western Asset High Income Opportunity Fund, Inc.	909,001	3,308,764
Western Asset High Yield Defined Opportunity Fund Inc.	202,928	2,331,643
Total High Yield Bond		14,406,186
Muni National Long — 8.3%
BlackRock MuniHoldings Fund, Inc.	276,668	2,852,447
BlackRock MuniVest Fund, Inc.	538,913	3,265,813
BlackRock MuniYield Quality Fund III, Inc.	586,498	5,601,056

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Security	Shares	Value
Closed-End Funds (Continued)
Muni National Long (Continued)
Eaton Vance Municipal Bond Fund	643,088	$5,762,068
Invesco Municipal Opportunity Trust	850,056	6,995,961
Invesco Municipal Trust	425,119	3,545,492
Invesco Trust for Investment Grade Municipals	480,153	4,081,301
Nuveen AMT-Free Quality Municipal Income Fund	1,112,742	10,771,343
Nuveen Quality Municipal Income Fund	1,373,706	13,929,378
Total Muni National Long		56,804,859
Total Closed-End Funds (Cost — $96,611,388)		71,211,045

Exchange Traded Funds — 23.2%
iShares 20+ Year Treasury Bond ETF	1,250,000	110,862,500
iShares Short Maturity Bond ETF (f)	570,303	28,452,417
JPMorgan Ultra-Short Income ETF	405,797	20,362,893
Total Exchange Traded Funds (Cost — $175,995,725)		159,677,810

Open-End Funds — 0.5%
Equable Shares Hedged Equity Fund	293,184	3,708,774
Total Open-End Funds (Cost — $3,572,412)		3,708,774

Security	Rate	Maturity Date	Shares/Units	Value
Preferred Stocks — 33.0%
Banks — 7.0%
Bank of America Corp. Depositary Shares (b)(e)	6.250%	9/5/2024	5,121	5,056,048
Bank of New York Mellon Corp. Depositary Shares (b)(e)	4.700%	9/20/2025	3,492	3,369,594
Citigroup, Inc. Depositary Shares (b)(e)	5.000%	9/12/2024	8,227	7,843,699
Citigroup, Inc. Depositary Shares (b)(e)	4.000%	12/10/2025	6,496	5,696,341
Citigroup, Inc. Depositary Shares (b)(e)(f)	7.375%	5/15/2028	2,633	2,561,070
Citigroup, Inc. Depositary Shares (b)(e)	7.625%	11/15/2028	4,694	4,600,528
Citizens Financial Group, Inc. Depositary Shares (b)(e)(f)	5.650%	10/6/2025	7,784	7,130,572
Regions Financial Corp. Depositary Shares (b)(e)	5.750%	6/15/2025	8,935	8,500,029
Wells Fargo & Co. Depositary Shares (b)(e)	5.900%	6/15/2024	3,164	3,108,348
Total Banks				47,866,228
Energy — 2.7%
Edison International Depositary Shares (b)(e)	5.375%	3/15/2026	21,133	18,696,720
Total Energy				18,696,720

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Security	Rate	Maturity Date	Shares/Units	Value
Preferred Stocks (Continued)
Financials — 6.3%
Ally Financial, Inc. Depositary Shares (b)(e)	4.700%	5/15/2026	5,565	$3,831,069
Ally Financial, Inc. Depositary Shares (b)(e)	4.700%	5/15/2028	16,424	10,325,710
American Express Co. Depositary Shares (b)(e)	3.550%	9/15/2026	5,155	4,105,328
Charles Schwab Corp. (The) Depositary Shares (b)(e)	5.375%	6/1/2025	22,665	21,889,322
Virtus Convertible & Income Fund (e)	5.625%	10/17/2023	153,651	3,243,880
Virtus Convertible & Income Fund II (e)	5.500%	10/17/2023	7,743	160,280
Total Financials				43,555,589
Insurance — 4.9%
Allstate Corp. Depositary Shares (e)	7.375%	7/15/2028	178,012	4,688,836
Lincoln National Corp. Depositary Shares (e)	9.000%	12/1/2027	396,458	10,518,031
Lincoln National Corp. Depositary Shares (b)(e)	9.250%	12/1/2027	12,513	12,920,522
Reinsurance Group of America, Inc. (b)(e)	5.750%	6/15/2026	1,197	29,937
Reinsurance Group of America, Inc. (b)(e)	7.125%	10/15/2052	200,625	5,244,338
Total Insurance				33,401,664
Investment Companies — 2.5%
Oaktree Capital Group LLC (e)	6.625%	11/1/2023	197,950	4,214,355
Oaktree Capital Group LLC (e)	6.550%	11/1/2023	464,808	9,798,153
Stifel Financial Corp. (e)	5.200%	10/15/2047	136,160	2,927,440
Total Investment Companies				16,939,948
Pipelines — 1.0%
Enbridge, Inc. (b)(e)	5.375%	3/1/2024	99,883	1,979,182
Enbridge, Inc. (b)(e)	5.858%	9/1/2027	72,064	1,271,821
Energy Transfer LP Depositary Shares (b)(e)	7.125%	5/15/2030	4,175	3,601,905
Total Pipelines				6,852,908
Real Estate Investment Trust — 3.3%
AGNC Investment Corp. Depositary Shares (b)(e)	6.125%	4/15/2025	621,839	13,450,378
Annaly Capital Management, Inc. (b)(e)	6.750%	6/30/2024	396,416	9,414,880
Total Real Estate Investment Trust				22,865,258
Utilities — 5.3%
Brookfield Renewable Partners LP (e)	5.250%	3/31/2025	273,839	4,983,870
Entergy Arkansas LLC (e)	4.875%	9/1/2066	39,647	868,269
Entergy Louisiana LLC (e)	4.875%	9/1/2066	139,281	3,108,752
Entergy Mississippi LLC (e)	4.900%	10/1/2066	1,288	28,890
Sempra Energy Depositary Shares (b)(e)	4.875%	10/15/2025	29,113	27,660,357
Total Utilities				36,650,138
Total Preferred Stocks (Cost — $250,998,681)				226,828,453

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Schedule of Investments

September 30, 2023 (Unaudited)

	Notional
Security	Amount	Contracts	Value
Purchased Options — 2.3%
Put Options — 2.3%
iShares 20+ Year Treasury Bond ETF at $101.00, Expires 10/20/2023	110,862,500	12,500	$15,656,250
Total Put Options Purchased (Premiums paid $4,102,984)			15,656,250
Total Purchased Options (Premiums paid $4,102,984)			15,656,250

Security	Rate	Maturity Date	Shares/ Principal Amount	Value
Short-Term Investments — 13.9%
Money Market Funds — 2.3%
First American Government Obligations Fund - Class X - 5.26% (g)			7,177,202	7,177,202
Total Money Market Funds (Cost — $7,177,202)				7,177,202

U.S. Treasury Bills — 11.6%
United States Treasury Bill (h)	5.014%	11/9/2023	$30,000,000	29,832,594
United States Treasury Bill (h)	5.435%	11/30/2023	50,000,000	49,564,056
Total U.S. Treasury Bills (Cost — $79,400,241)				79,396,650

Total Short-Term Investments (Cost — $86,577,443)				86,573,852

Security	Shares	Value
Collateral for Securities on Loan — 0.3%
First American Government Obligations Fund - Class X - 5.26% (g)	1,854,200	1,854,200
Total Collateral for Securities on Loan (Cost — $1,854,200)		1,854,200

Total Investments — 99.4% (Cost — $741,786,394)		683,386,379
Other Assets in Excess of Liabilities — 0.6%		3,894,392
Total Net Assets — 100.0%		$687,280,771

AMT Alternative Minimum Tax

SOFR Secured Overnight Financing Rate

(a)	Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At September 30, 2023, the value of these securities totaled $25,188,498 or 3.7% of net assets.
(b)	Fixed to floating rate security.
(c)	Perpetual maturity security. Date presented is the next call date as of September 30, 2023.
(d)	Variable rate security. Reference rate and spread are included in the description.
(e)	Callable at any dividend payment on or after date disclosed.
(f)	All or a portion of the security is on loan.
(g)	The rate reported is the annualized seven-day yield as of September 30, 2023.
(h)	Zero coupon security. Rate disclosed is the yield of the position.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Schedule of Open Credit Default Swap Contracts

September 30, 2023 (Unaudited)

Reference Entity	Rate Paid/(Received) by the Fund	Termination Date	Notional Amount	Value	Premium Paid (Received)	Unrealized Gain/(Loss)
Credit Default Swaps - Buy Protection
Markit CDX North American High Yield Index	5.00%	6/20/2028	65,000,000 USD	$(1,197,031)	$(1,597,455)	$400,424
Total Credit Default Swaps - Buy Protection				$(1,197,031)	$(1,597,455)	$400,424

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Statement of Assets and Liabilities (Unaudited)

September 30, 2023

Assets:
Investments in securities at value (cost $741,786,394)	$683,386,379	*
Deposits with broker for derivative instruments	8,167,515
Unrealized appreciation on swaps	400,424
Receivables:
Investment securities sold	14,095,325
Fund shares sold	429,414
Dividends and interest	3,876,404
Securities lending income	2,945
Prepaid expenses	39,432
Total assets	710,397,838

Liabilities:
Premiums received from swaps	1,597,455
Collateral on securities loaned	1,854,200
Payables:
Investment securities purchased	17,456,412
Fund shares redeemed	1,004,786
Distributions to shareholders	607,959
Due to Investment Adviser	440,152
Accrued other expenses and other liabilities	156,103
Total liabilities	23,117,067

Net Assets	$687,280,771

Components of Net Assets:
Paid-in capital	$764,533,709
Total accumulated loss	(77,252,938)
Net Assets	$687,280,771

Institutional Class:
Net Assets	$687,280,771
Shares Outstanding (unlimited number of shares authorized, no par value)	73,733,076

Net Asset Value, Redemption Price and Offering Price Per Share	$9.32

* Includes loaned securities with market value totaling $1,812,073.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2023

Investment Income:
Dividend income (Net of foreign tax of $17,982)	$6,904,387
Interest income	13,579,036
Income from securities lending	39,102
Total investment income	20,522,525

Expenses:
Advisory fees (Note 3)	3,118,484
Administration and fund accounting fees (Note 3)	274,990
Service fees	207,502
Transfer agent fees and expenses (Note 3)	79,767
Shareholder reporting fees	31,857
Custody fees (Note 3)	26,560
Registration fees	25,818
Legal fees	18,138
Audit fees	10,485
Insurance expenses	9,780
Compliance fees (Note 3)	8,786
Trustees' fees (Note 3)	6,556
Miscellaneous expenses	5,932
Tax expenses	1,375
Total expenses	3,826,030
Net investment income	16,696,495

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments	(5,212,535)
Swap contracts	(3,626,231)
Net realized loss	(8,838,766)
Net change in unrealized appreciation/(depreciation) on:
Investments	(7,629,348)
Swap contracts	1,146,000
Net change in appreciation/(depreciation)	(6,483,348)

Net realized and unrealized loss on investments and swap contracts	(15,322,114)

Net increase in Net Assets Resulting from Operations	$1,374,381

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Operations:
Net investment income	$16,696,495	$23,686,650
Net realized loss on investments and swap contracts	(8,838,766)	(3,168,893)
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	(6,483,348)	(35,465,208)
Net increase (decrease) in net assets resulting from operations	1,374,381	(14,947,451)

Distributions to Shareholders:	(16,833,216)	(23,746,786)
Decrease in net assets from distributions to shareholders	(16,833,216)	(23,746,786)

Capital Transactions:
Proceeds from shares sold	116,553,779	307,259,161
Reinvestment of distributions	13,632,769	19,838,013
Cost of shares repurchased	(184,656,876)	(428,564,766)
Net decrease in net assets from capital transactions	(54,470,328)	(101,467,592)
Total decrease in Net Assets	(69,929,163)	(140,161,829)

Net Assets:
Beginning of period	757,209,934	897,371,763
End of period	$687,280,771	$757,209,934

Capital Share Transactions:
Shares sold	12,257,393	31,855,199
Shares reinvested	1,437,680	2,060,327
Shares repurchased	(19,434,229)	(44,679,613)
Net decrease in shares outstanding	(5,739,156)	(10,764,087)

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Financial Highlights

Institutional Class

For a capital share outstanding throughout each period presented

	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023		For the Year Ended March 31, 2022		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020		For the Year Ended March 31, 2019
Net Asset Value, Beginning of Period	$9.53		$9.94		$10.34		$9.20	$9.97		$9.75

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.22		0.30		0.21		0.33	0.31		0.37
Net realized and unrealized gain (loss) on investments	(0.21)		(0.41)		(0.38)		1.17	(0.76)		0.23
Total Income (Loss) from Investment Operations	0.01		(0.11)		(0.17)		1.50	(0.45)		0.60

LESS DISTRIBUTIONS:
Net investment income	(0.22)		(0.30)		(0.21)		(0.34)	(0.31)		(0.38)
Return of capital	—		—		(0.02)		(0.02)	(0.01)		—
Total Distributions	(0.22)		(0.30)		(0.23)		(0.36)	(0.32)		(0.38)

Net Asset Value, End of Period	$9.32		$9.53		$9.94		$10.34	$9.20		$9.97

Total Return	0.09	%(2)	(1.09%)		(1.72%)		16.40%	(4.67%)		6.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$687,281		$757,210		$897,372		$771,520	$509,213		$401,566
Ratio of expenses to average net assets
Before fees waived/recouped by the Adviser	1.04	%(3)	1.14	%(4)	1.07	%(4)	1.04%	1.10	%(4)	1.10%
After fees waived/recouped by the Adviser	1.04	%(3)	1.14	%(4)	1.07	%(4)	1.04%	1.13	%(4)	1.10%
Ratio of net investment income to average net assets
Before fees waived/recouped by the Adviser	4.54	%(3)	3.04	%(5)	2.01	%(5)	3.27%	3.14	%(5)	3.76%
After fees waived/recouped by the Adviser	4.54	%(3)	3.04	%(5)	2.01	%(5)	3.27%	3.11	%(5)	3.76%
Portfolio turnover rate	18	%(2)	69%		55%		83%	134%		131%

(1)	Per share amounts have been calculated using average shares method.
(2)	Annualized.
(3)	Not Annualized.
(4)	The ratios of expenses to average net assets include dividend and interest expenses. For the year ended March 31, 2020, 2022 and 2023, excluding dividend and interest expenses, the ratio of expenses to average net assets before fees waived/recouped by the Adviser were 1.05%, 1.01% and 1.03%, respectively. Excluding dividend and interest expenses, the ratio of expenses to average net assets after fees waived/recouped by the Adviser were 1.08%, 1.01% and 1.03%, respectively.
(5)	The ratios of net investment income to average net assets include dividend and interest expenses. For the year ended March 31, 2020, 2022 and 2023, excluding dividend and interest expenses, the ratio of net investment income to average net assets before fees waived/recouped by the Adviser were 3.19%, 2.07% and 3.14%, respectively. Excluding dividend and interest expenses, the ratio of net investment income to average net assets after fees waived/recouped by the Adviser were 3.16%, 2.07% and 3.14%, respectively.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited)

September 30, 2023

Note 1 – Organization

Bramshill Income Performance Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Bramshill Investments, LLC (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was April 11, 2016. The investment objective of the Fund is to maximize total return.

At a meeting held on May 31 and June 1, 2023, the Board of Trustees approved the reorganization of the Fund into a newly created series of Advisor Managed Portfolios also called the Bramshill Income Performance Fund (the “Acquiring Fund”). The Acquiring Fund has the same investment objective, investment strategies, and fundamental investment restrictions as the Fund. In addition, the Adviser is the investment adviser to the Acquiring Fund, and the Acquiring Fund has the same portfolio managers as the Fund. The reorganization is expected to be a tax-free reorganization for federal income tax purposes. The reorganization is currently expected to occur on or around January 19, 2024.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

Open-end funds issued by Investment Companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -   quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -   observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -   significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Corporate Bonds	$—	$117,875,995	$—	$117,875,995
Closed-End Funds	71,211,045	—	—	71,211,045
Exchange-Traded Funds	159,677,810	—	—	159,677,810
Open-End Funds	3,708,774	—	—	3,708,774
Preferred Stocks	73,952,109	152,876,344	—	226,828,453
Purchased Options	—	15,656,250	—	15,656,250
Total Long-Term Investments	308,547,738	286,408,589	—	594,958,327
Short-Term Investments	7,177,202	79,396,650	—	86,573,852
Collateral for Securities on Loan	1,854,200	—	—	1,854,200
Total Investments	$317,581,140	$365,805,239	$—	$683,386,379

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Credit Default Swaps *	$—	$400,424	$—	$400,424
Total Other Financial Instruments	$—	$400,424	$—	$400,424

* Credit Default Swaps are valued at the unrealized appreciation (depreciation) of the instrument.

See the Schedule of Investments for further detail of investment classifications.

(b)  Securities Sold Short - The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund incurs expense when a security sold short pays a dividend or earns interest.

(c)   Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)   Return of capital estimates – Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) are generally comprised of net investment income, capital gains, and return of capital. Certain of the Fund’s investments in Closed-End Funds (“CEFs”) also make distributions comprised of net investment income and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs and CEFs based on historical data provided by the REITs and distribution notices provided by CEFs. After each calendar year end, REITs and CEFs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported are reflected in the Funds’ records in the year in which they are reported by adjusting related investment cost basis, capital gains and income, as necessary.

(e)  Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are distributed monthly. The Fund intends to distribute all its net investment income including any cash received from its investments in CEFs and REITs, even if a portion may represent a return of capital. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f)   Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of September 30, 2023, the Fund had restricted securities, all of which were Rule 144A securities, with a market value of $25,188,498 or 3.7% of the Fund’s net assets.

(g)	Deposits with Broker – At September 30, 2023, the Fund held the following amounts with Brokers:

Pershing LLC	$557,870
Wells Fargo Securities	7,609,644
Total	$8,167,515

(h) Derivatives – The Fund invests in certain derivative instruments, as detailed below.

Futures contracts – The Fund invests in futures to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked -to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund purchases call and put options. The Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to -market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

Swap Contracts – The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

The average monthly volume of derivatives held by the Fund during the period ended September 30, 2023 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Purchased options	Contracts	10,000
Credit Default Swaps	Notional Amount	$69,285,714

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of September 30, 2023:

Statement of Assets and Liabilities Location
Liabilities
Risk Exposure Category	Unrealized Appreciation on Swap Contracts (1)
Credit	$400,424
Total	$400,424

(1) Includes the cumulative unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Schedule of Investments.

The following table sets forth the Fund’s realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended September 30, 2023:

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Investments (1)	Swaps
Credit	$—	$(3,626,231)
Equity	(5,212,535)	—
Total	$(5,212,535)	$(3,626,231)

(1) Includes purchased options.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

Change in Unrealized Gain/Loss on Derivatives
Risk Exposure Category	Swap Contracts
Credit	$1,146,000
Total	$1,146,000

(i) Other – The Fund records security transactions on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Trust-level expenses are allocated across the series of the Trust.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.85%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will waive/reimburse the Fund for expenses in excess of 1.10% of average daily net assets for Institutional Class shares, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Fund incurred $3,118,484 for Advisory fees during the period ended September 30, 2023.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect. The Fund currently has no waiver balance subject to recapture.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended September 30, 2023, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and fund accounting	$274,990
Compliance Service	8,786
Custody	26,560
Transfer Agency	79,767

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

At September 30, 2023, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and fund accounting	$81,119
Compliance Services	2,187
Custody	8,944
Transfer Agency	20,131

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

The Independent Trustees were paid $6,556 for their services during the period ended September 30, 2023. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2023, UBS Financial Services, Inc. held approximately 28%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

Note 5 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 2023, were as follows:

	Investments	U.S. Government Obligations
Purchases	$196,834,338	$—
Sales	$94,513,373	$—

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

Note 6 – Federal Income Tax Information

At March 31, 2023, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

	Investments	Swap Contracts	Total
Tax cost of Investments	$862,866,053	$—	$862,866,053

Unrealized Appreciation	4,136,212	—	4,136,212

Unrealized Depreciation	(56,090,116)	(745,576)	(56,835,692)
Net Unrealized Appreciation (Depreciation)	$(51,953,904)	(745,576)	$(52,699,480)
Undistributed Ordinary Income	168,981	—	168,981

Other Accumulated Loss	(9,263,604)	—	(9,263,604)

Total Accumulated Loss	$(61,048,527)	$(745,576)	$(61,794,103)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, and basis adjustments on investments in limited partnerships.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2023, permanent differences in book and tax accounting have been reclassified to capital, and accumulated earnings as follows:

Accumulated Losses	Paid In Capital
$ (179,371)	$ 179,371

The tax character of distributions paid during the six months ended September 30, 2023 and the year ended March 31, 2023 were as follows:

Distributions Paid From:	Period Ended September 30, 2023	Year Ended March 31, 2023
Ordinary Income	$16,833,216	$23,746,786
Total Distributions Paid	$16,833,216	$23,746,786

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2023, the Fund had no late-year or post-October losses.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

At March 31, 2023, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration Long-Term
$ 9,263,604

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Line of Credit

The Fund has access to a $25 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. During the period ended September 30, 2023, the Fund did not draw on this line of credit.

Note 9 – Securities Lending

The Fund may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.

The borrower of any securities will pay the Fund any accrued income while the securities are on loan.

The cash collateral received is invested in a money market fund which is redeemable on demand.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result the Fund may lose money.

The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower's failure to pay or perform), the right to net a third party borrower's rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

As of September 30, 2023, the Fund had equity securities on loan with a market value of $1,812,073 and collateral value of $1,854,200 which are presented gross on the Statement of Assets and Liabilities. The fees and interest income earned through the securities lending program are reflected in the Statement of Operations.

Note 10 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. See note 1 for organizational changes impacting the Fund. Subsequent to the period end, the Fund has made the following distributions per share:

Record Date	Payable Date	Distribution Per Share
10/30/2023	10/31/2023	$ 0.03578984

Bramshill Income Performance Fund

Additional Information (Unaudited)

September 30, 2023

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-877- BRAMS18 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated a Liquidity Risk Committee ("Committee") of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund's liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund's investments, limiting the amount of the Fund's illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Fund’s Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No liquidity events impacting the Fund were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing each Fund's liquidity risk.

Approval of Investment Advisory Agreement

At a meeting held on May 31 and June 1, 2023, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Bramshill Investments, LLC (the “Adviser”), for the Bramshill Income Performance Fund (the “Fund”).

Ahead of the May meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

Bramshill Income Performance Fund

Additional Information (Unaudited) (Continued)

September 30, 2023

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the year it met with the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer median and average for the one-, three-, and five-year periods as of March 31, 2023. The Board also noted that the Fund had outperformed relative to its benchmark index for the one- and five-year periods and underperformed relative to its benchmark index for the three-year period as of March 31, 2023. The Board considered that the Fund had underperformed relative to the Adviser’s composite for the one- and five-year periods, but had outperformed for the three-year period as of March 31, 2023. The Board noted that the Fund had only slightly more than five years of performance results.

Bramshill Income Performance Fund

Additional Information (Unaudited) (Continued)

September 30, 2023

●	The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of advisory fee payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes and that the Fund was currently operating below the expense caps. The Board noted that, although the Fund’s advisory fee and net expense ratio were higher than the peer group median and average, both were within the peer group range. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the range of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain the caps on Fund expenses and that the Fund was currently operating below the expense caps. The Board further considered the Adviser’s plans to enhance the firm’s operations and capabilities through reinvestment in its business. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved as Fund assets grow.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the financial information that was provided in the August meeting materials and took into account both direct and indirect benefits to the Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Bramshill Investments, LLC

801 Laurel Oak Drive, Suite 300A

Naples, Florida 34108

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave. Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen  & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Russell B. Simon
Russell B. Simon, President

Date       12/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
Russell B. Simon, President

Date      12/7/2023

By /s/ Eric T. McCormick
Eric T. McCormick, Treasurer

Date       12/6/2023